Debt - Summary of Interest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
Interest incurred	$ 12.2	$ 1.1	$ 1.5
Less: interest capitalized as property, plant and equipment	(0.5)
Interest expense, net	$ 11.7	$ 1.1	$ 1.5